Goodwill (Details Textual) - USD ($)			6 Months Ended	12 Months Ended
	Jun. 01, 2015	Jul. 01, 2014	Jun. 30, 2014	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Goodwill (Textual)
Impairment loss				$ 6,659,691		$ 8,149,525
Group disposed of goodwill		$ 1,676,490				$ (1,676,490)
Investment advisory services [Member]
Goodwill (Textual)
Impairment loss	$ 8,149,525		$ 8,149,525
Commodities Brokerage [Member]
Goodwill (Textual)
Impairment loss				$ 6,659,691